Summary of Amounts Reclassified from Accumulated Other Comprehensive Loss (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Beginning Balance	$ (77)	$ 17
Other comprehensive income before reclassifications, net of tax	(18)	28
Amounts reclassified from Accumulated other comprehensive loss, net of tax	5	1
Net Other Comprehensive Income	(13)	29
Ending Balance	(90)	46
Gains And Losses On Cash Flow Hedges
Beginning Balance	(1)	(1)
Other comprehensive income before reclassifications, net of tax	0	(1)
Amounts reclassified from Accumulated other comprehensive loss, net of tax	1	1
Net Other Comprehensive Income	1	0
Ending Balance	0	(1)
Defined Benefit Pension Items
Beginning Balance	(219)	(112)
Other comprehensive income before reclassifications, net of tax	0	0
Amounts reclassified from Accumulated other comprehensive loss, net of tax	4	0
Net Other Comprehensive Income	4	0
Ending Balance	(215)	(112)
Foreign Currency Translation Gains Losses
Beginning Balance	143	130
Other comprehensive income before reclassifications, net of tax	(18)	29
Amounts reclassified from Accumulated other comprehensive loss, net of tax	0	0
Net Other Comprehensive Income	(18)	29
Ending Balance	$ 125	$ 159